Disclosure of financial instruments and management of financial risks (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Los allowance for the expected credit losses	€ 183	€ 76
Loss allowance recognized in profit and loss	€ (106)	€ 371
Germany's largest private bank
Concentration of risk	75.00%
German Landesbank
Concentration of risk	21.00%